Other disclosures - Disclosure of home purchase loans in Spain (Details) - Home purchase loans - Spain - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Percentage secured by mortgage	99.63%
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	€ 61,606	€ 63,688
Gross carrying amount | Without real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	229	288
Gross carrying amount | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	61,377	63,400
Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	987	1,088
Credit impaired | Gross carrying amount | Without real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	14	24
Credit impaired | Gross carrying amount | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	€ 973	€ 1,064